1875 K Street, N.W. Washington, DC 20006-1238
Tel: 202 303 1000 Fax: 202 303 2000

January 14, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust Funds Identified on Exhibit A

Post-Effective Amendment No. 498 to Registration Statement on Form N-1A

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 491.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

NEW YORK        WASHINGTON        PARIS        LONDON         MILAN        ROME        FRANKFURT         BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh